Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
AAM Brentview Dividend Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	AAM Brentview Dividend Growth ETF NAV
Account Value	$ 10,432
AAM Low Duration Preferred and Income Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name	AAM Low Duration Preferred and Income Securities ETF NAV
Account Value	$ 11,202	$ 9,908	$ 9,591	$ 11,117	$ 10,098
AAM S&P 500 High Dividend Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name	AAM S&P 500 High Dividend Value ETF NAV
Account Value	$ 17,107	12,870	13,589	13,778	9,422	$ 11,280	$ 10,598
AAM Sawgrass U.S. Large Cap Quality Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV
Account Value	$ 10,379
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV
Account Value	$ 10,088
AAM Transformers ETF
Account Value [Line Items]
Line Graph and Table Measure Name	AAM Transformers ETF NAV
Account Value	$ 14,626	10,537	9,380
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,531
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,911	8,966	8,934	10,595	10,646
ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities
Account Value	$ 11,424	10,062	9,700	11,214	10,154
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 24,436	17,705	16,074	18,825	13,172	12,006	10,502
S&P 500 Dividend and Free Cash Flow Yield Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Dividend and Free Cash Flow Yield Index TR
Account Value	$ 17,516	13,118	13,807	$ 13,955	$ 9,500	$ 11,353	$ 10,629
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,531
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Account Value	$ 10,745
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,531
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 9,958
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,344	11,117	10,093
Pence Transformers Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Pence Transformers Index Total Return
Account Value	$ 14,826	$ 10,615	$ 9,397